GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2013
GENERAL AND ADMINISTRATIVE EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES

25. GENERAL AND ADMINISTRATIVE EXPENSES

        General and administrative expenses for the years ended December 31, 2013, 2012 and 2011 comprised the following:

	Years ended December 31,
	2013	2012	2011
Salaries and social contributions	45,790	40,486	35,468
Rent	14,677	13,334	11,297
General and administrative	7,955	8,016	7,981
Taxes other than income	6,374	5,422	3,976
Repair and maintenance	6,217	6,364	5,715
Billing and data processing	2,035	1,726	1,761
Consulting expenses	1,569	1,689	1,964
Inventory obsolescence	660	759	827
Insurance	181	181	192

Total general and administrative expenses	85,458	77,977	69,181